Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

Our provision (benefit) for income taxes for the years ended December 31, 2018 and 2017 was as follows:

	Year Ended December 31,
	2018	2017
Current:
Federal	$-	$-
State	-	-
Total deferred tax benefit	-	-

Deferred:
Federal	(940,510)	(116,783)
State	(292,047)	(50,004)
Total deferred tax benefit	(1,232,557)	(166,787)

Valuation allowance	329,756	166,787
Net deferred tax benefit	(902,801)	-

Total tax provision (benefit)	$(902,801)	$-

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of our effective income tax rate and statutory income tax rate for the years ended December 31, 2018 and 2017 is as follows:

	Year Ended December 31,
	2018	2017
Federal statutory income tax rate	21.00%	34.00%
State tax rate, net	4.58%	5.45%
Permanent differences	(0.90)%	(0.02)%
Impact of change in federal income tax rates	-	(11.92)%
Deferred tax asset valuation allowance	(5.33)%	(27.51)%
Effective income tax rate	(19.35)%	-

Schedule of Deferred Tax Assets

The significant components of our deferred tax assets and liabilities for Federal and state income taxes consisted of the following:

	December 31,
	2018	2017
Deferred tax assets:
Non-current:
Net operating loss carry forward – Federal	$559,817	$49,822
Net operating loss carry forward – State	173,743	21,333
Deferred rent	2,742
Stock option expense	20,380
Depreciation	4,549
Intangible asset	-
Start-up expenditures	468,872	95,632
Total non-current deferred tax assets	1,230,103	166,787
Valuation allowance for deferred tax assets	(496,542)	(166,787)
Total deferred tax assets	$733,561	$-

Deferred Tax Liabilities:
Non-current:
Intangible asset, net of tax effect of intangible asset amortization	(2,867,907)	-
Total non-current deferred tax liabilities	(2,867,907)	-

Total deferred tax asset (liability)	$(2,134,346)	$-